Subsequent events - Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date (Detail) € in Thousands, $ in Millions	Jan. 01, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 01, 2021 EUR (€)	Apr. 07, 2021 EUR (€)	Apr. 07, 2021 USD ($)
Assets
Property, plant and equipment		€ 7,720
Customer databases		11,193
Deferred tax assets		53
Trade and other receivables		43,023
Cash and cash equivalents		41,178
Identifiable assets acquired		135,479
Liabilities
Interest-bearing loans and borrowings		(10,741)
Income tax payables		(2,149)
Trade and other payables		(39,429)
Customer liabilities		(1,999)
Deferred tax liabilities		(9,725)
Liabilities assumed		(72,645)
Total identifiable net assets at fair value		62,834
Goodwill		6,071
Purchase consideration		52,556	€ 13,200
Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date		€ 640
Digital Gaming Corporation
Liabilities
Purchase consideration				€ 11,700	$ 12.6
Digital Gaming Corporation | Major business combination
Assets
Property, plant and equipment	€ 4,113
Deferred tax assets	1,195
Trade and other receivables	11,574
Cash and cash equivalents	7,668			€ 7,668
Identifiable assets acquired	24,550
Liabilities
Interest-bearing loans and borrowings	(120,989)
Income tax payables	(6,337)
Trade and other payables	(23,472)
Customer liabilities	(2,577)
Deferred tax liabilities	(950)
Liabilities assumed	(154,325)
Total identifiable net assets at fair value	(129,775)
Goodwill	141,477
Purchase consideration	€ 11,702